Purchases and other expenses - Provisions for litigation - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Purchases and other expenses [abstract]
Provision for litigation - opening balance	€ 525	€ 643	€ 572
Additions with impact on income statement	162	119	99
Reversals with impact on income statement	(10)	(29)	(8)
Discounting with impact on income statement	0
Utilizations without impact on income statement	(317)	(205)	(22)
Changes in consolidation scope	0		1
Translation adjustment	1	(2)	0
Reclassifications and other items	44		1
Provision for litigation - closing balance	€ 405	€ 525	€ 643